CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY (DEFICIT) - USD ($) $ in Thousands	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Earnings (Deficit)	Noncontrolling Interest	Total
Balance at Dec. 31, 2016	$ 1,097,606	$ (116)	$ (14,891,573)	$ 1,933	$ (13,792,150)
Increase (Decrease) in Stockholder's Equity
Non-cash, stock-based compensation	29,941				29,941
Change in unrealized holding gains (losses) on available-for-sale securities, net		(33)			(33)
Deferred income tax (expense) benefit attributable to unrealized gains (losses) on available-for-sale securities		57			57
Foreign currency translation		1,027			1,027
Payments made to parent of transferred businesses	(7,372)			274	(7,098)
Net income (loss) attributable to noncontrolling interests				1,919	1,919
Net income (loss) attributable to DISH DBS			723,526		723,526
Other	(3,327)			(525)	(3,852)
Balance at Dec. 31, 2017	1,116,848	935	(14,168,047)	3,601	(13,046,663)
Increase (Decrease) in Stockholder's Equity
Non-cash, stock-based compensation	35,521				35,521
Change in unrealized holding gains (losses) on available-for-sale securities, net		69			69
Deferred income tax (expense) benefit attributable to unrealized gains (losses) on available-for-sale securities		(37)			(37)
Foreign currency translation		(1,343)			(1,343)
ASU 2014-09 cumulative catch-up adjustment			2,320		2,320
Net income (loss) attributable to noncontrolling interests				2,399	2,399
Net income (loss) attributable to DISH DBS			971,287		971,287
Other				(5,713)	(5,713)
Balance at Dec. 31, 2018	1,152,369	(376)	(13,194,440)	287	(12,042,160)
Increase (Decrease) in Stockholder's Equity
Non-cash, stock-based compensation	11,003				11,003
Change in unrealized holding gains (losses) on available-for-sale securities, net		152			152
Deferred income tax (expense) benefit attributable to unrealized gains (losses) on available-for-sale securities		(38)			(38)
Foreign currency translation		47			47
Net income (loss) attributable to noncontrolling interests				(124)	(124)
Net income (loss) attributable to DISH DBS			177,760		177,760
Balance at Mar. 31, 2019	1,163,372	(215)	(13,016,680)	163	(11,853,360)
Balance at Dec. 31, 2018	1,152,369	(376)	(13,194,440)	287	(12,042,160)
Increase (Decrease) in Stockholder's Equity
Deferred income tax (expense) benefit attributable to unrealized gains (losses) on available-for-sale securities					(65)
Net income (loss) attributable to DISH DBS					363,128
Balance at Jun. 30, 2019	1,442,337	(2)	(12,831,312)		(11,388,977)
Balance at Dec. 31, 2018	1,152,369	(376)	(13,194,440)	287	(12,042,160)
Increase (Decrease) in Stockholder's Equity
Non-cash, stock-based compensation	13,853				13,853
Change in unrealized holding gains (losses) on available-for-sale securities, net		81			81
Deferred income tax (expense) benefit attributable to unrealized gains (losses) on available-for-sale securities		(21)			(21)
Foreign currency translation		(133)			(133)
Satellite and Spectrum Transaction, net of deferred taxes	267,437			(163)	267,274
Net income (loss) attributable to noncontrolling interests				(124)	(124)
Net income (loss) attributable to DISH DBS			827,531		827,531
Other	(923)				(923)
Balance at Dec. 31, 2019	1,432,736	(449)	(12,366,909)		(10,934,622)
Balance at Mar. 31, 2019	1,163,372	(215)	(13,016,680)	163	(11,853,360)
Increase (Decrease) in Stockholder's Equity
Non-cash, stock-based compensation	11,528				11,528
Change in unrealized holding gains (losses) on available-for-sale securities, net		102			102
Deferred income tax (expense) benefit attributable to unrealized gains (losses) on available-for-sale securities		(27)			(27)
Foreign currency translation		138			138
Satellite and Spectrum Transaction, net of deferred taxes	267,437			$ (163)	267,274
Net income (loss) attributable to DISH DBS			185,368		185,368
Balance at Jun. 30, 2019	1,442,337	(2)	(12,831,312)		(11,388,977)
Balance at Dec. 31, 2019	1,432,736	(449)	(12,366,909)		(10,934,622)
Increase (Decrease) in Stockholder's Equity
Non-cash, stock-based compensation	6,953				6,953
Change in unrealized holding gains (losses) on available-for-sale securities, net		(11)			(11)
Foreign currency translation		(352)			(352)
Net income (loss) attributable to DISH DBS			244,153		244,153
Balance at Mar. 31, 2020	1,439,689	(812)	(12,122,756)		(10,683,879)
Balance at Dec. 31, 2019	1,432,736	(449)	(12,366,909)		(10,934,622)
Increase (Decrease) in Stockholder's Equity
Net income (loss) attributable to DISH DBS					619,133
Balance at Jun. 30, 2020	1,443,022	(771)	(11,747,776)		(10,305,525)
Balance at Mar. 31, 2020	1,439,689	(812)	(12,122,756)		(10,683,879)
Increase (Decrease) in Stockholder's Equity
Non-cash, stock-based compensation	3,333				3,333
Change in unrealized holding gains (losses) on available-for-sale securities, net		11			11
Foreign currency translation		30			30
Net income (loss) attributable to DISH DBS			374,980		374,980
Balance at Jun. 30, 2020	$ 1,443,022	$ (771)	$ (11,747,776)		$ (10,305,525)